SCHEDULE OF OPTION ACTIVITY (Details) - PRIMEGEN US, INC. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfOptionActivityLineItem [Line Items]
Options, outstanding	13,300,000	13,320,000
Weighted average exercise price, outstanding	$ 0.02	$ 0.02
Weighted average remaining contractual term, outstanding	8 years 2 months 19 days	8 years 8 months 19 days	9 years 8 months 19 days
Aggregate intrinsic value, outstanding	$ 11,708,110	$ 11,725,716
Options, exercised		20,000
Options, outstanding	13,300,000	13,300,000	13,320,000
Weighted average exercise price, outstanding	$ 0.02	$ 0.02	$ 0.02
Aggregate intrinsic value, outstanding	$ 106,137,990	$ 11,708,110	$ 11,725,716
Options, vested and expected to vest	13,300,000	13,300,000
Weighted average exercise price, exercisable	$ 0.02	$ 0.02
Weighted average remaining contractual term, vested and expected to vest	8 years 2 months 19 days	8 years 8 months 19 days
Aggregate intrinsic value, vested and expected to vest	$ 106,137,990	$ 11,708,110
Options, exercisable	13,300,000
Weighted average exercise price, exercisable	$ 0.02
Weighted average remaining contractual term, Exercisable	8 years 2 months 19 days
Aggregate intrinsic value, exercisable	$ 106,137,990
Options, granted			13,320,000
Weighted average exercise price, granted			$ 0.02
Options, exercised		(20,000)
Weighted average exercise price, exercised		$ 0.02
Aggregate intrinsic value, exercised		$ 17,606
Weighted average exercise price, vested and expected to vest		$ 0.02
Options, exercisable		13,300,000
Weighted average remaining contractual term, Exercisable		8 years 8 months 19 days
Aggregate intrinsic value, exercisable		$ 11,708,110